Capital Stock - Shares Used To Calculate Earnings (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Basic (shares)	50.0	49.3	49.0
Effect of dilutive stock awards (shares)	0.6	0.0	0.0
Diluted (shares)	50.6	49.3	49.0
Antidilutive stock options and awards excluded from denominator (shares)	0.1	1.7	1.7
Deferred compensation common stock unit (shares)	0.5	0.5	0.5